Future Policy Benefit Reserve	12 Months Ended
Dec. 31, 2013
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Future policy benefit reserve
Future Policy Benefit Reserves
Future policy benefit reserves are comprised of the following:

Year ended December 31 (U.S. dollars in thousands)	2013	2012
Traditional Life	$827,341	$805,558
Annuities	3,976,475	4,006,488
Total future policy benefit reserves	$4,803,816	$4,812,046

The Company entered into long duration contracts that subject the Company to mortality and morbidity risks and that were accounted for as life premiums earned. Future policy benefit reserves were established using appropriate assumptions for investment yields, mortality, and expenses, including a provision for adverse deviation. At December 31, 2013 and 2012 the average interest rate used for the determination of the future policy benefits for these contracts was 4.4% and 4.5%, respectively. Total future policy benefit reserves for the year ended December 31, 2013 and 2012 were $4.8 billion. The net decrease, during 2013, in the total future policy benefit reserves was from normal course releases on single premium annuities in line with the benefits paid and mortality of underlying policyholders, which has been partially offset by foreign exchange movements.